Other assets - Components of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash flow hedges (note 19)	$ 106,998	$ 128,414
Chile VAT receivable	8,077	15,834
Restricted cash for debt service and major maintenance of vessels	15,317	14,305
Fair value	25,043	23,054
Deposit for catalyst supply	7,595	6,274
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	2,404	3,733
Other	18,448	16,855
Total other assets	189,502	214,089
Less current portion	(40,406)	(30,820)
Other assets	$ 149,096	$ 183,269